Subsequent Events - Additional Information (Details) - USD ($)	Mar. 12, 2024	Dec. 28, 2021
Subsequent Event [Line Items]
Number of shares repurchased		$ 100,000,000
Subsequent Event
Subsequent Event [Line Items]
Number of shares repurchased	$ 20,000,000
Shares repurchase period	12 months